License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
License Agreement
License Agreement

Note 5 License Agreement

The Company entered into a product license agreement on September 16, 2016 with Tuffy Packs, LLC, a Texas corporation, to sell Ballistic Panels in certain countries, essentially in Europe. The license is for a period of two years unless terminated and may be renewed for successive terms of two years each. The payment terms for the license is as follows:

1.       $10,000 payable within seven days after the effective date;

2.       An additional $15,000 payable within 30 days after the effective date; and

3.       A final payment of $25,000 payable within 90 days of the effective date.

At December 31, 2018, the Company had paid $16,500 to the Licensor, leaving an unpaid balance of $33,500. To date, the Company has recorded a total license amortization of $50,000.

As a result of the failure to make payments as required under the agreement, the Company was informed on March 20, 2017, that going forward, the agreement would be on a non-exclusive basis.

Note 3 License Agreement

The Company entered into a product license agreement on September 16, 2016 with Tuffy Packs, LLC, a Texas corporation, to sell Ballistic Panels in certain countries, essentially in Europe. The license was for a period of two years unless terminated and may be renewed for successive terms of two years each. The payment terms for the license is as follows:

1.	$10,000 payable within seven days after the effective date;
2.	An additional $15,000 payable within 30 days after the effective date; and
3.	A final payment of $25,000 payable within 90 days of the effective date.

The Company initially recorded an intangible asset and a license fee payable of $50,000.

As at December 31, 2019, the Company had paid $16,500 to the Licensor, leaving an unpaid balance of $33,500. The Company has fully amortized the intangible asset of $50,000.

As a result of the failure to make payments as required under the agreement, the Company was informed on March 20, 2017, that going forward, the agreement would be on a non-exclusive basis.